Supplemental Cash Flow Information - Summary of Composition of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Cash And Cash Equivalents [abstract]
Cash	$ 49,761	$ 126,258
Cash equivalents	13,908	13,908
Cash and cash equivalents	$ 63,669	$ 140,166	$ 29,727